Cash and Bank Balances - Additional Information (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Restricted cash used as collateral by the banks for the issuance of bills to suppliers	¥ 93.4	$ 13.0	¥ 23.0
Restricted cash used as pledge to secure bank facilities	8.6	1.2	0.0
Undrawn borrowing facilities	542.5	75.6	534.5
Fixed deposits held with related party	51.1	7.1	51.2
Suzhou reman [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Retention money deposited in joint signatory account with acquirer	¥ 18.4	$ 2.6	¥ 5.0